STATEMENT OF INVESTMENTS
BNY Mellon Global Equity Income Fund

July 31, 2021 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 93.5%
Australia - 1.1%
Insurance Australia Group	929,404	3,318,283
China - 1.5%
Ping An Insurance Group Company of China, Cl. H	539,500	4,735,556
France - 3.4%
Sanofi	67,251	6,930,088
TotalEnergies	79,556	3,469,077
		10,399,165
Germany - 5.7%
Bayer	107,805	6,429,508
Continental	38,715	5,261,755
Muenchener Rueckversicherungs-Gesellschaft	21,589	5,838,533
		17,529,796
Hong Kong - 1.3%
Link REIT	416,500	3,985,018
India - 3.8%
Infosys, ADR	526,465	11,645,406
Japan - 1.7%
KDDI	175,400	5,352,878
Netherlands - 1.0%
Royal Dutch Shell, Cl. A	157,906	3,207,765
South Korea - .5%
Macquarie Korea Infrastructure Fund	135,699	1,451,294
Spain - 1.9%
Industria de Diseno Textil	171,903	5,832,327
Sweden - 2.0%
Svenska Handelsbanken, Cl. A	549,884	6,208,005
Switzerland - 12.7%
Cie Financiere Richemont, CI. A	64,265	8,230,960
Nestle	46,951	5,949,328
Novartis	92,612	8,566,220
Roche Holding	26,997	10,439,802
Zurich Insurance Group	14,822	5,974,868
		39,161,178
United Kingdom - 19.0%
BAE Systems	916,759	7,337,466
British American Tobacco	169,571	6,320,704
British American Tobacco, ADR	59,404	2,224,680
Bunzl	138,853	5,144,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 93.5% (continued)
United Kingdom - 19.0% (continued)
Ferguson		26,625		3,732,368
Informa		901,503	[a]	6,198,815
RELX		355,405		10,439,611
Taylor Wimpey		1,714,665		3,920,081
The Sage Group		422,036		4,114,508
Unilever		159,198		9,167,335
				58,599,828
United States - 37.9%
Cisco Systems		267,895		14,833,346
Citigroup		85,526		5,783,268
CME Group		29,782		6,317,656
CMS Energy		121,451		7,504,457
Emerson Electric		80,248		8,096,221
Eversource Energy		79,499		6,858,379
JPMorgan Chase & Co.		47,849		7,262,521
Merck & Co.		98,921		7,604,057
Organon & Co.		9,892	[a]	286,967
Paychex		57,863		6,585,967
PepsiCo		67,578		10,606,367
Philip Morris International		50,903		5,094,881
Principal Financial Group		76,197		4,734,120
Qualcomm		42,827		6,415,485
Texas Instruments		35,919		6,846,880
The Home Depot		12,765		4,189,345
The Procter & Gamble Company		37,575		5,344,292
Verizon Communications		50,064		2,792,570
				117,156,779
Total Common Stocks (cost $203,921,050)				288,583,278
	Preferred Dividend Yield (%)
Preferred Stocks - 4.5%
Germany - 1.4%
Volkswagen	2.41	18,208		4,443,193
South Korea - 3.1%
Samsung Electronics	4.35	152,659		9,582,831
Total Preferred Stocks (cost $9,499,547)				14,026,024
	Maturity Date	Number of Warrants
Warrants - .1%
Switzerland - .1%
Cie Financiere Richemont (cost $0)	11/22/2023	188,850		137,596

	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,410,118)	0.05	3,410,118	[b]	3,410,118
Total Investments (cost $216,830,715)		99.2%		306,157,016
Cash and Receivables (Net)		.8%		2,548,150
Net Assets		100.0%		308,705,166

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Equity Income Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	131,026,865	157,556,413	††	-	288,583,278
Equity Securities - Preferred Stocks	-	14,026,024	††	-	14,026,024
Investment Companies	3,410,118	-		-	3,410,118
Warrants	137,596	-		-	137,596
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(211)		-	(211)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWRAD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Equity Income Fund

July 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
HSBC
British Pound	34,022	United States Dollar	47,502	8/2/2021	(211)
Gross Unrealized Depreciation					(211)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2021, accumulated net unrealized appreciation on investments was $89,326,301, consisting of $96,055,414 gross unrealized appreciation and $6,729,113 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.